Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Sales by Segment

The Company believes that making such adjustments provides investors meaningful information to understand the operating results and the ability to analyze financial and business trends on a period-to-period basis consistent with how management views the business.

	Net Sales (1)
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$133	$118	$410	$318	$64
Specialty amines	132	130	396	302	61
Crop protection	37	36	111	91	19

Total Company Sales	$302	$284	$917	$711	$144

(1)	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.

The Company believes that making such adjustments provides investors meaningful information to understand the operating results and ability to analyze financial and business trends on a period-to-period basis consistent with how management views the business.

	Net Sales (1)
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$437	$64	$515	$465
Specialty Amines	417	61	460	357
Crop Protection	118	19	148	129

Total Company	$972	$144	$1,123	$951

(1)	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.

Schedule of Adjusted EBITDA by Segment

Products are transferred from the Functional Amines segment to the Crop Protection segment on a basis intended to reflect as nearly as practicable, the market value of the products.

	Adjusted EBITDA
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$32	$30	$96	$81	$15
Specialty amines	23	23	68	53	9
Crop protection	11	9	34	27	6

Total Company Adjusted EBITDA	$66	$62	$198	$161	$30

Reconciling items:
Transaction costs	—	—	—	(68)	—
Foreign currency exchange losses	(5)	(2)	(2)	(3)	—
Income (loss) of equity method investment	1	(1)	—	(2)
Stock option compensation	(1)	—	(1)	—	(60)
Loss on early debt extinguishment	—	—	(12)	—	—
Apollo fees	—	1	(39)	(1)	—
Depreciation and amortization	(29)	(25)	(85)	(64)	(7)
Interest expense, net	(18)	(20)	(66)	(50)	(8)
Income tax (expense) benefit	(8)	(8)	8	(2)	(9)

Net income (loss) for the period	$6	$7	$1	$(29)	$(54)

Products are transferred from the Functional Amines segment to the Crop Protection segment on a basis intended to reflect as nearly as practicable, the market value of the products.

	Adjusted EBITDA
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$107	$15	$110	$106
Specialty Amines	71	9	78	57
Crop Protection	32	6	41	40

Total Adjusted EBITDA	$210	$30	$229	$203

Reconciling items:
Transaction costs	(70)	—	(5)	(2)
Restructuring charges	—	—	(11)	—
Foreign exchange gains/losses	(4)	—	(2)	2
Losses of equity method investment	(2)	—	(2)	—
Stock option compensation	—	(60)	—	—
Apollo fees	(5)	—	—	—
Depreciation and Amortization	(90)	(7)	(71)	(74)
Interest expense, net	(70)	(8)	(75)	(74)
Income tax (expense)/benefit	3	(9)	(33)	(33)

Net Income (loss)	$(28)	$(54)	$30	$22

Schedule of Depreciation and Amortization by Segment

The following table is depreciation and amortization by segment:

	Depreciation and Amortization
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$11	$15	$32	$29	$4
Specialty amines	11	3	33	21	2
Crop protection	7	7	20	14	1

Total depreciation and amortization	$29	$25	$85	$64	$7

Depreciation and Amortization

	DEPRECIATION AND AMORTIZATION
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$39	$4	$41	$48
Specialty Amines	34	2	22	19
Crop Protection	17	1	9	7

Total Company	$90	$7	$72	$74

Schedule of Total Assets by Segment

The following table is total assets by segment:

(In millions)	Total Assets
	September 30, 2013	December 31, 2012
Functional Amines	$690	$685
Specialty Amines	609	608
Crop Protection	373	381
Corporate	141	173

Total Assets	$1,813	$1,847

The following table is assets by segment:

	TOTAL ASSETS
	Successor	Predecessor
	December 31, 2012	December 31, 2011
Functional Amines	$685	$426
Specialty Amines	608	412
Crop Protection	381	322
Corporate	173	174

Total Company	$1,847	$1,334

Geographic Information

Geographic Information

	United States	Belgium	Other Countries	Company wide Goodwill & Intangible	Total
Predecessor
On or for the year ended December 31, 2010
Net Sales	$466	$390	$95	$—	$951
Total Assets	243	210	101	760	1,314
Net property and equipment	100	140	6	—	246
On or for the year ended December 31, 2011
Net Sales	$533	$483	$107	$—	$1,123
Total Assets	291	231	97	715	1,334
Net property and equipment	116	131	2	—	249

Successor
On or for the year ended December 31, 2012
Net Sales	$564	$434	$118	$—	$1,116
Total Assets	1,533	186	128	—	1,847
Net property and equipment	239	159	36	—	434